Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Changes in Liabilities Arising from Financing Activities

	Lease liability	Novartis Loan Note	Warrant liability	Deferred cash consideration	Loan Notes – private placement	Other	Total
Carrying value at January 1, 2021	1,794	3,196	50,775	1,525	12,946	62	70,298
Financing cash flows	(692)	—	—	—	—	—	(692)
Non-cash changes
Settled during the year	—	—	(2,400)	—	(5,307)	—	(7,707)
Interest expense	230	575	—	206	2,974	18	4,003
Lease addition	910	—	—	—	—	—	910
Lease modification	163	—	—	—	—	—	163
Changes in fair value	—	—	(40,039)	2,373	—	—	(37,666)
Changes in foreign exchange	(29)	—	—	19	—	—	(10)

Carrying value at December 31, 2021	2,376	3,771	8,336	4,123	10,613	80	29,299

Financing cash flows	(937)	—	—	—	—	153	(784)
Non-cash changes
Settled during the year	—	—	—	—	(5,958)	—	(5,958)
Interest expense	209	678	—	451	1,981	19	3,338
Issuance of warrants	—	—	—	—	—	(70)	(70)
Changes in fair value	—	—	(7,805)	(448)	—	—	(8,253)
Changes in foreign exchange	40	—	—	508	—	—	548

Carrying value at December 31, 2022	1,688	4,449	531	4,634	6,636	182	18,120